                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24f-2

            Read instructions at end of Form before preparing Form.
                             Please print or type.
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  1. Name and address of issuer:

     Acorn Investment Trust
     227 West Monroe Street
     Suite 3000
     Chicago, Illinois 60606

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  2. Name of each series or class of funds for which this notice is filed:

     Acorn Fund
     Acorn International
     Acorn USA

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  3. Investment Company Act File Number:  811-1829

     Securities Act File Number:  2-34223

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  4. Last day of fiscal year for which this notice is filed:  December 31, 1996

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  5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                            [ ]

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  6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):


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  7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

     None

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  8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

     None

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  9. Number and aggregate sale price of securities sold during the fiscal year:

     Acorn Fund             23,743,803 shares;      $358,315,149
     Acorn International    20,757,669 shares;       386,765,161
     Acorn USA               4,646,832 shares;        49,911,870
                                                     -----------
                                                    $794,992,180

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  10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

      Acorn Fund                 23,743,803 shares;       $358,315,149
      Acorn International        20,757,669 shares;        386,765,161
      Acorn USA                   4,646,832 shares;         49,911,870
                                                          ------------
                                                          $794,992,180

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  11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

      Acorn Fund                 17,381,934 shares;       $257,124,622
      Acorn International         1,708,093 shares;         33,032,777
      Acorn USA                           0 shares;                  0
                                                          ------------
                                                          $290,157,399

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  12. Calculation of registration fee:

      (i)   Aggregate sale price of securities sold during
            the fiscal year in reliance on rule 24f-2
            (from Item 10):                                     $794,992,180
                                                                ------------

      (ii)  Aggregate price of shares issued in connection
            with dividend reinvestment plans (from Item 11,
            if applicable):                                     +290,157,399
                                                                ------------

      (iii) Aggregate price of shares redeemed or
            repurchased during the fiscal year (if
            applicable):                                        -601,413,797
                                                                ------------

      (iv)  Aggregate price of shares redeemed or
            repurchased and previously applied as a
            reduction to filing fees pursuant to rule
            24e-2 (if applicable):                              +         -0-
                                                                ------------

      (v)   Net aggregate price of securities sold
            and issued during the fiscal year in
            reliance on rule 24f-2 [line (i), plus line
            (ii), less line (iii), plus line (iv)] (if
            applicable):                                         483,735,782
                                                                ------------

      (vi)  Multiplier prescribed by Section 6(b) of
            the Securities Act of 1933 or other applicable
            law or regulation (see Instruction C.6):            x     1/3300
                                                                ------------

      (vii) Fee due [line (i) or line (v) multiplied by
            line (vi):                                          $ 146,586.60
                                                                ============

  Instruction: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

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  13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                   [X]

      Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: February 25, 1997

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                                   SIGNATURES
      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

      By (Signature and Title)*  /s/ Bruce H. Lauer
                               ---------------------------------
                                 Bruce H. Lauer
                                 Vice President and Treasurer
                               ---------------------------------

      Date  February 21, 1997
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  *Please print the name and title of the signing officer below the signature.
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